Note 3 - Basis of Presentation and Summary of Significant Accounting Policies (10Q) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes Tables
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	March 31,
	2023	2022
Common stock warrants	88,252	111,891
Stock options	104,047	116,564
Unvested restricted stock awards	2,910	5,182
	195,209	233,637

	December 31,
	2022	2021
Common stock warrants	111,891	129,989
Stock options	140,040	72,454
Unvested restricted stock units	3,652	5,509
	255,583	207,952